Interest Expense	12 Months Ended
Dec. 31, 2014
Interest Expense [Abstract]
Interest Expense
Interest Expense
Details of interest expense are as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Interest on borrowings(1)	$238.3	$150.6	$112.2
Fees on financing agreements(1)(2)	10.6	15.4	32.1
Interest on tax liabilities	3.5	12.9	1.4
Interest capitalized	(74.2)	(26.7)	(10.4)
	$178.2	$152.2	$135.3

(1) See Note 14—Financing Agreements for additional information.
(2) Fees on financing agreements for the year ended December 31, 2012 includes $15.2 million of accelerated amortization of deferred fees related to the termination of a credit agreement in May 2012.